Postretirement Health Care and Life Insurance Benefits (Details 4) - Postretirement Health Care and Life Insurance Benefits [Member] $ in Millions	Dec. 31, 2014 USD ($)
Estimated Future Benefit Payments
Postretirement Benefits, 2015	$ 57.2
Postretirement Benefits, 2016	59.0
Postretirement Benefits, 2017	59.9
Postretirement Benefits, 2018	60.4
Postretirement Benefits, 2019	60.7
Postretirement Benefits, Years 2020-2024	$ 297.6